Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	₩ 38	₩ 7,758